Intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
12	Intangible assets

See accounting policies in notes 36(I) and (L)(ii).

	Website and mobile apps	Trademark and technology	Product development cost	Computer software	Customer relationship	Total
	$	$	$	$	$	$
Cost:
At January 1, 2021	1,135,941	26,092,571	137,427	—	—	27,365,939
Additions	221,594	124,267	2,519,454	—	—	2,865,315
Exchange differences	(6,482)	(97,532)	—	—	—	(104,014)

At December 31, 2021 and January 1, 2022	1,351,053	26,119,306	2,656,881	—	—	30,127,240
Additions	42,968	19,141	484,966	847,478	—	1,394,553
Additions from acquisition (note 3 3 (C))	—	12,900,000	—	811,897	800,000	14,511,897
Disposals	(165,048)	—	(3,131,244)	—	—	(3,296,292)
Exchange differences	(16,656)	(4,950,867)	(10,603)	5,818	—	(4,972,308)

At December 31, 2022	1,212,317	34,087,580	—	1,665,193	800,000	37,765,090

Accumulated amortization and impairment loss:
At January 1, 2021	1,044,221	2,222,401	3,817	—	—	3,270,439
Charge for the year	65,365	2,503,477	489,685	—	—	3,058,527
Exchange differences	(94)	(27,914)	—	—	—	(28,008)

At December 31, 2021 and January 1, 2022	1,109,492	4,697,964	493,502	—	—	6,300,958

Charge for the year	126,238	757,212	672,641	—	—	1,556,091
Written back on disposal	(83,549)	—	(3,131,244)	—	—	(3,214,793)
Additions from acquisition (note 3 3 (C))	—	—	—	685,508	—	685,508
Impairment loss (note 8(c))	—	17,147,067	1,962,513	—	—	19,109,580
Exchange differences	(496)	(1,460,221)	2,588	—	—	(1,458,129)

At December 31, 2022	1,151,685	21,142,022	—	685,508	—	22,979,215

Carrying amounts:
At December 31, 2022	60,632	12,945,558	—	979,685	800,000	14,785,875

At December 31, 2021	241,561	21,421,342	2,163,379	—	—	23,826,282